Commitments and Contingencies - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of commitments and contingencies [line items]
Operating leases optional additional useful life	2 years 6 months
Losses on litigation settlements	R$ 5,170	R$ 4,588
Bottom of range [member]
Disclosure of commitments and contingencies [line items]
Operating leases useful life	2 years 6 months
Top of range [member]
Disclosure of commitments and contingencies [line items]
Operating leases useful life	10 years